UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Capital Development Fund

December 31, 2015

ADESII-QTLY-0216
1.827902.110

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.1%
Harley-Davidson, Inc.	45,900	$2,083,401
Tesla Motors, Inc. (a)	1,200	288,012
		2,371,413
Diversified Consumer Services - 0.1%
ServiceMaster Global Holdings, Inc. (a)	89,600	3,515,904
Hotels, Restaurants & Leisure - 0.8%
Las Vegas Sands Corp.	131,100	5,747,424
Yum! Brands, Inc.	220,824	16,131,193
		21,878,617
Household Durables - 0.3%
KB Home (b)	433,300	5,342,589
Taylor Morrison Home Corp. (a)	239,200	3,827,200
		9,169,789
Media - 4.2%
Comcast Corp. Class A	759,400	42,852,942
Scripps Networks Interactive, Inc. Class A	238,100	13,145,501
Sinclair Broadcast Group, Inc. Class A (b)	309,200	10,061,368
Time Warner, Inc.	512,510	33,144,022
Viacom, Inc. Class B (non-vtg.)	409,800	16,867,368
		116,071,201
Multiline Retail - 1.9%
Target Corp.	697,750	50,663,628
Specialty Retail - 1.3%
Lowe's Companies, Inc.	415,600	31,602,224
Lumber Liquidators Holdings, Inc. (a)(b)	103,100	1,789,816
Sally Beauty Holdings, Inc. (a)	60,100	1,676,189
		35,068,229
Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd. (a)	55,700	2,231,342

TOTAL CONSUMER DISCRETIONARY		240,970,123

CONSUMER STAPLES - 6.9%
Beverages - 2.2%
Diageo PLC	523,916	14,306,972
PepsiCo, Inc.	56,900	5,685,448
The Coca-Cola Co.	915,700	39,338,472
		59,330,892
Food & Staples Retailing - 1.1%
CVS Health Corp.	138,200	13,511,814
Tesco PLC	160,200	352,004
United Natural Foods, Inc. (a)	115,600	4,550,016
Walgreens Boots Alliance, Inc.	127,700	10,874,294
		29,288,128
Food Products - 0.1%
Mead Johnson Nutrition Co. Class A	53,800	4,247,510
Household Products - 1.9%
Procter & Gamble Co.	667,805	53,030,395
Tobacco - 1.6%
British American Tobacco PLC sponsored ADR	134,564	14,862,594
Philip Morris International, Inc.	316,744	27,844,965
		42,707,559

TOTAL CONSUMER STAPLES		188,604,484

ENERGY - 9.2%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	89,000	4,107,350
Ensco PLC Class A	580,900	8,940,051
Helmerich & Payne, Inc. (b)	58,800	3,148,740
National Oilwell Varco, Inc.	234,600	7,856,754
Oceaneering International, Inc.	272,500	10,224,200
Schlumberger Ltd.	128,800	8,983,800
		43,260,895
Oil, Gas & Consumable Fuels - 7.6%
Amyris, Inc. (a)(b)	1,616,039	2,617,983
Anadarko Petroleum Corp.	66,100	3,211,138
Apache Corp.	585,700	26,046,079
Cabot Oil & Gas Corp.	351,000	6,209,190
Cenovus Energy, Inc.	111,000	1,403,845
Chevron Corp.	560,727	50,443,001
ConocoPhillips Co.	324,300	15,141,567
Golar LNG Ltd.	101,100	1,596,369
Imperial Oil Ltd.	589,700	19,212,023
Kinder Morgan, Inc.	462,300	6,897,516
Legacy Reserves LP	182,324	319,067
MPLX LP	75,368	2,964,223
Noble Energy, Inc.	46,500	1,531,245
SM Energy Co.	55,600	1,093,096
Suncor Energy, Inc.	1,536,300	39,659,345
The Williams Companies, Inc.	393,158	10,104,161
Williams Partners LP	694,500	19,341,825
		207,791,673

TOTAL ENERGY		251,052,568

FINANCIALS - 21.1%
Banks - 14.5%
Bank of America Corp.	4,905,900	82,566,297
Citigroup, Inc.	1,377,704	71,296,182
Comerica, Inc.	288,100	12,051,223
Fifth Third Bancorp	291,400	5,857,140
JPMorgan Chase & Co.	1,781,310	117,619,898
Lloyds Banking Group PLC	1,034,000	1,112,579
PNC Financial Services Group, Inc.	95,116	9,065,506
Regions Financial Corp.	1,718,800	16,500,480
Standard Chartered PLC (United Kingdom)	908,378	7,548,681
SunTrust Banks, Inc.	678,500	29,066,940
U.S. Bancorp	680,342	29,030,193
Wells Fargo & Co.	294,150	15,989,994
		397,705,113
Capital Markets - 5.3%
Charles Schwab Corp.	626,855	20,642,335
E*TRADE Financial Corp. (a)	257,800	7,641,192
Franklin Resources, Inc.	77,700	2,860,914
Goldman Sachs Group, Inc.	10,000	1,802,300
KKR & Co. LP	710,382	11,074,855
Morgan Stanley	934,200	29,716,902
Northern Trust Corp.	295,695	21,316,653
PJT Partners, Inc. (a)	364	10,298
State Street Corp.	653,290	43,352,324
The Blackstone Group LP	259,200	7,579,008
		145,996,781
Insurance - 0.8%
MetLife, Inc.	315,700	15,219,897
Principal Financial Group, Inc.	151,300	6,805,474
		22,025,371
Thrifts & Mortgage Finance - 0.5%
MGIC Investment Corp. (a)	1,289,300	11,384,519
Radian Group, Inc.	157,700	2,111,603
		13,496,122

TOTAL FINANCIALS		579,223,387

HEALTH CARE - 13.3%
Biotechnology - 2.9%
AbbVie, Inc.	71,300	4,223,812
Alnylam Pharmaceuticals, Inc. (a)	34,500	3,247,830
Amgen, Inc.	124,615	20,228,753
Biogen, Inc. (a)	59,600	18,258,460
BioMarin Pharmaceutical, Inc. (a)	55,100	5,772,276
Celldex Therapeutics, Inc. (a)	11,700	183,456
Discovery Laboratories, Inc. (a)	1,202,400	257,193
Genocea Biosciences, Inc. (a)	41,600	219,232
Insmed, Inc. (a)	147,800	2,682,570
Intercept Pharmaceuticals, Inc. (a)(b)	144,314	21,553,296
Spark Therapeutics, Inc.	39,800	1,803,338
		78,430,216
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	240,200	10,787,382
Alere, Inc. (a)	788,300	30,814,647
Boston Scientific Corp. (a)	1,810,751	33,390,248
Medtronic PLC	201,500	15,499,380
Neovasc, Inc. (a)	80,100	360,450
St. Jude Medical, Inc.	99,800	6,164,646
Zimmer Biomet Holdings, Inc.	88,500	9,079,215
		106,095,968
Health Care Providers & Services - 1.7%
Express Scripts Holding Co. (a)	233,300	20,392,753
McKesson Corp.	130,280	25,695,124
		46,087,877
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	80,700	344,589
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	104,400	4,364,964
Pharmaceuticals - 4.7%
Allergan PLC (a)	24,100	7,531,250
Bristol-Myers Squibb Co.	18,100	1,245,099
GlaxoSmithKline PLC sponsored ADR	929,100	37,489,185
Jazz Pharmaceuticals PLC (a)	63,100	8,869,336
Johnson & Johnson	263,060	27,021,523
Sanofi SA	1,600	136,355
Teva Pharmaceutical Industries Ltd. sponsored ADR	582,750	38,251,710
TherapeuticsMD, Inc. (a)	663,700	6,882,569
Theravance, Inc.	78,200	824,228
		128,251,255

TOTAL HEALTH CARE		363,574,869

INDUSTRIALS - 12.9%
Aerospace & Defense - 1.6%
KEYW Holding Corp. (a)(b)	120,517	725,512
The Boeing Co.	192,200	27,790,198
United Technologies Corp.	148,000	14,218,360
		42,734,070
Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc.	19,900	1,234,198
FedEx Corp.	97,700	14,556,323
Hub Group, Inc. Class A (a)	178,500	5,881,575
United Parcel Service, Inc. Class B	310,800	29,908,284
		51,580,380
Building Products - 0.3%
Caesarstone Sdot-Yam Ltd.	25,700	1,113,838
Lennox International, Inc.	51,600	6,444,840
		7,558,678
Commercial Services & Supplies - 0.5%
ADT Corp. (b)	383,400	12,644,532
Stericycle, Inc. (a)	13,200	1,591,920
		14,236,452
Electrical Equipment - 1.2%
AMETEK, Inc.	167,300	8,965,607
Eaton Corp. PLC	97,700	5,084,308
Emerson Electric Co.	266,200	12,732,346
Hubbell, Inc. Class B	56,918	5,750,995
		32,533,256
Industrial Conglomerates - 3.6%
General Electric Co.	3,198,300	99,627,045
Machinery - 0.9%
Cummins, Inc.	27,400	2,411,474
Deere & Co.	101,200	7,718,524
Ingersoll-Rand PLC	94,100	5,202,789
Joy Global, Inc. (b)	161,800	2,040,298
Rexnord Corp. (a)	320,600	5,809,272
Xylem, Inc.	44,700	1,631,550
		24,813,907
Professional Services - 0.3%
Acacia Research Corp.	67,067	287,717
Verisk Analytics, Inc. (a)	105,600	8,118,528
		8,406,245
Road & Rail - 2.4%
CSX Corp.	869,900	22,573,905
Genesee & Wyoming, Inc. Class A (a)	176,000	9,449,440
J.B. Hunt Transport Services, Inc.	132,700	9,734,872
Kansas City Southern	118,800	8,870,796
Norfolk Southern Corp.	85,500	7,232,445
Old Dominion Freight Lines, Inc. (a)	88,500	5,227,695
Union Pacific Corp.	31,500	2,463,300
		65,552,453
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	209,500	6,291,285

TOTAL INDUSTRIALS		353,333,771

INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 3.4%
Cisco Systems, Inc.	1,537,600	41,753,528
Qualcomm Technologies, Inc.	1,020,200	50,994,697
		92,748,225
Internet Software & Services - 4.4%
Alphabet, Inc.:
Class A (a)	65,900	51,270,859
Class C	57,883	43,926,251
Facebook, Inc. Class A (a)	78,300	8,194,878
Twitter, Inc. (a)	358,000	8,284,120
Yahoo!, Inc. (a)	289,759	9,637,384
		121,313,492
IT Services - 5.4%
Cognizant Technology Solutions Corp. Class A (a)	86,800	5,209,736
First Data Corp.	658,505	9,494,325
First Data Corp. Class A (a)	114,800	1,839,096
IBM Corp.	198,600	27,331,332
MasterCard, Inc. Class A	329,800	32,109,328
Paychex, Inc.	292,300	15,459,747
PayPal Holdings, Inc. (a)	208,800	7,558,560
Unisys Corp. (a)	608,499	6,723,914
Visa, Inc. Class A	531,700	41,233,335
		146,959,373
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Corp. Class A	174,836	10,109,018
Marvell Technology Group Ltd.	268,600	2,369,052
Maxim Integrated Products, Inc.	60,600	2,302,800
		14,780,870
Software - 4.6%
Adobe Systems, Inc. (a)	102,900	9,666,426
Autodesk, Inc. (a)	131,800	8,030,574
Microsoft Corp.	1,414,900	78,498,652
Mobileye NV (a)	40,500	1,712,340
Oracle Corp.	510,550	18,650,392
Salesforce.com, Inc. (a)	123,300	9,666,720
		126,225,104
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	800,400	84,250,104
EMC Corp.	1,205,900	30,967,512
HP, Inc.	122,200	1,446,848
Western Digital Corp.	64,900	3,897,245
		120,561,709

TOTAL INFORMATION TECHNOLOGY		622,588,773

MATERIALS - 3.2%
Chemicals - 2.7%
CF Industries Holdings, Inc.	106,500	4,346,265
E.I. du Pont de Nemours & Co.	108,647	7,235,890
Intrepid Potash, Inc. (a)	620,040	1,829,118
LyondellBasell Industries NV Class A	45,400	3,945,260
Monsanto Co.	319,700	31,496,844
Potash Corp. of Saskatchewan, Inc.	529,000	9,060,707
Syngenta AG (Switzerland)	36,981	14,474,478
W.R. Grace & Co. (a)	21,800	2,171,062
		74,559,624
Containers & Packaging - 0.4%
WestRock Co.	212,634	9,700,363
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	494,500	3,347,765

TOTAL MATERIALS		87,607,752

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	400,806	18,525,253
UTILITIES - 0.5%
Electric Utilities - 0.4%
Exelon Corp.	408,700	11,349,599
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	202,200	2,709,480

TOTAL UTILITIES		14,059,079

TOTAL COMMON STOCKS
(Cost $2,521,855,057)		2,719,540,059

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (a)(c)
(Cost $474,963)	28,061	35,076
	Principal Amount	Value

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 9.5% 4/15/19 (Cost $1,375,000)(d)	1,375,000	1,460,938
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 0.33% (e)	9,334,710	9,334,710
Fidelity Securities Lending Cash Central Fund, 0.35% (e)(f)	28,253,581	28,253,581
TOTAL MONEY MARKET FUNDS
(Cost $37,588,291)		37,588,291
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $2,561,293,311)		2,758,624,364
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(19,092,687)
NET ASSETS - 100%		$2,739,531,677

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,076 or 0.0% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,460,938 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
NJOY, Inc. Series D	2/14/14	$474,963

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,916
Fidelity Securities Lending Cash Central Fund	207,000
Total	$214,916

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$241,005,199	$240,970,123	$--	$35,076
Consumer Staples	188,604,484	173,945,508	14,658,976	--
Energy	251,052,568	251,052,568	--	--
Financials	579,223,387	578,110,808	1,112,579	--
Health Care	363,574,869	363,438,514	136,355	--
Industrials	353,333,771	353,333,771	--	--
Information Technology	622,588,773	613,094,448	9,494,325	--
Materials	87,607,752	73,133,274	14,474,478	--
Telecommunication Services	18,525,253	18,525,253	--	--
Utilities	14,059,079	14,059,079	--	--
Corporate Bonds	1,460,938	--	1,460,938	--
Money Market Funds	37,588,291	37,588,291	--	--
Total Investments in Securities:	$2,758,624,364	$2,717,251,637	$41,337,651	$35,076

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $2,566,253,269. Net unrealized appreciation aggregated $192,371,095, of which $438,596,505 related to appreciated investment securities and $246,225,410 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Diversified Stock Fund

December 31, 2015

ADESI-QTLY-0216
1.827901.110

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Automobiles - 0.8%
General Motors Co.	425,000	$14,454,250
Hotels, Restaurants & Leisure - 0.4%
El Pollo Loco Holdings, Inc. (a)(b)	100,000	1,263,000
McDonald's Corp.	45,000	5,316,300
		6,579,300
Household Durables - 1.3%
KB Home (b)	775,000	9,555,750
Taylor Morrison Home Corp. (a)	349,953	5,599,248
Tupperware Brands Corp.	125,000	6,956,250
		22,111,248
Leisure Products - 1.1%
Brunswick Corp.	225,000	11,364,750
New Academy Holding Co. LLC unit (a)(c)(d)	60,000	8,887,200
		20,251,950
Media - 2.7%
Comcast Corp. Class A	400,000	22,572,000
Time Warner Cable, Inc.	25,000	4,639,750
Time Warner, Inc.	175,000	11,317,250
Viacom, Inc. Class B (non-vtg.)	225,000	9,261,000
		47,790,000
Multiline Retail - 1.4%
Dollar General Corp.	87,500	6,288,625
Target Corp.	250,000	18,152,500
		24,441,125
Specialty Retail - 0.7%
GNC Holdings, Inc.	100,000	3,102,000
Stage Stores, Inc. (b)	356,100	3,244,071
TJX Companies, Inc.	75,000	5,318,250
		11,664,321
Textiles, Apparel & Luxury Goods - 0.2%
Tory Burch LLC unit (d)(e)	70,274	3,717,549

TOTAL CONSUMER DISCRETIONARY		151,009,743

CONSUMER STAPLES - 5.8%
Beverages - 1.5%
Diageo PLC sponsored ADR	75,000	8,180,250
Molson Coors Brewing Co. Class B	45,000	4,226,400
The Coca-Cola Co.	325,000	13,962,000
		26,368,650
Food & Staples Retailing - 1.4%
CVS Health Corp.	190,000	18,576,300
Whole Foods Market, Inc.	162,500	5,443,750
		24,020,050
Food Products - 0.2%
Amplify Snack Brands, Inc. (b)	375,000	4,320,000
Household Products - 2.6%
Procter & Gamble Co.	575,000	45,660,750
Personal Products - 0.1%
Avon Products, Inc. (b)	550,000	2,227,500

TOTAL CONSUMER STAPLES		102,596,950

ENERGY - 8.8%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	175,000	8,076,250
Ensco PLC Class A	325,000	5,001,750
National Oilwell Varco, Inc.	49,999	1,674,467
Oceaneering International, Inc.	75,000	2,814,000
Schlumberger Ltd.	175,000	12,206,250
		29,772,717
Oil, Gas & Consumable Fuels - 7.1%
Anadarko Petroleum Corp.	100,000	4,858,000
Apache Corp.	137,500	6,114,625
Cabot Oil & Gas Corp.	150,000	2,653,500
Cameco Corp. (b)	200,000	2,467,298
Chevron Corp.	375,000	33,735,000
CONSOL Energy, Inc. (b)	400,000	3,160,000
Foresight Energy LP (b)	766,300	2,705,039
Imperial Oil Ltd.	250,000	8,144,829
Kinder Morgan, Inc.	250,000	3,730,000
Legacy Reserves LP	33,012	57,771
Suncor Energy, Inc.	900,000	23,233,360
The Williams Companies, Inc.	525,000	13,492,500
Williams Partners LP	775,000	21,583,750
		125,935,672

TOTAL ENERGY		155,708,389

FINANCIALS - 21.6%
Banks - 9.3%
Bank of America Corp.	1,950,000	32,818,500
Comerica, Inc.	175,000	7,320,250
First Niagara Financial Group, Inc.	250,000	2,712,500
Huntington Bancshares, Inc.	650,000	7,189,000
JPMorgan Chase & Co.	600,000	39,618,000
KeyCorp	600,000	7,914,000
M&T Bank Corp.	50,000	6,059,000
Regions Financial Corp.	1,095,200	10,513,920
Standard Chartered PLC (United Kingdom)	610,714	5,075,073
SunTrust Banks, Inc.	350,000	14,994,000
U.S. Bancorp	300,000	12,801,000
Wells Fargo & Co.	300,000	16,308,000
		163,323,243
Capital Markets - 5.8%
Ares Capital Corp.	400,000	5,700,000
Franklin Resources, Inc.	100,000	3,682,000
KKR & Co. LP	1,300,000	20,267,000
Morgan Stanley	700,000	22,267,000
PJT Partners, Inc. (a)	23,750	671,888
State Street Corp.	323,600	21,474,096
The Blackstone Group LP	950,000	27,778,000
		101,839,984
Consumer Finance - 0.1%
Synchrony Financial (a)	70,830	2,153,940
Diversified Financial Services - 0.3%
KKR Renaissance Co-Invest LP unit (a)(d)	50,000	4,981,500
Insurance - 4.5%
Allied World Assurance Co. Holdings AG	175,000	6,508,250
American International Group, Inc.	325,000	20,140,250
MetLife, Inc.	425,000	20,489,250
The Chubb Corp.	248,900	33,014,096
		80,151,846
Thrifts & Mortgage Finance - 1.6%
MGIC Investment Corp. (a)	541,307	4,779,741
Radian Group, Inc.	1,784,600	23,895,794
		28,675,535

TOTAL FINANCIALS		381,126,048

HEALTH CARE - 13.9%
Biotechnology - 4.7%
AbbVie, Inc.	250,000	14,810,000
Alnylam Pharmaceuticals, Inc. (a)	15,000	1,412,100
Amgen, Inc.	135,000	21,914,550
Biogen, Inc. (a)	30,000	9,190,500
BioMarin Pharmaceutical, Inc. (a)	25,000	2,619,000
Gilead Sciences, Inc.	250,000	25,297,500
Intercept Pharmaceuticals, Inc. (a)	17,000	2,538,950
Spark Therapeutics, Inc.	45,000	2,038,950
Trevena, Inc. (a)	325,000	3,412,500
		83,234,050
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp. (a)	450,000	8,298,000
Medtronic PLC	275,000	21,153,000
		29,451,000
Health Care Providers & Services - 0.8%
Cigna Corp.	25,000	3,658,250
Express Scripts Holding Co. (a)	120,000	10,489,200
		14,147,450
Pharmaceuticals - 6.7%
Allergan PLC (a)	12,500	3,906,250
GlaxoSmithKline PLC sponsored ADR	525,000	21,183,750
Jazz Pharmaceuticals PLC (a)	80,000	11,244,800
Johnson & Johnson	445,000	45,710,400
Merck & Co., Inc.	200,000	10,564,000
Pfizer, Inc.	250,000	8,070,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	200,000	13,128,000
TherapeuticsMD, Inc. (a)	475,000	4,925,750
		118,732,950

TOTAL HEALTH CARE		245,565,450

INDUSTRIALS - 11.2%
Aerospace & Defense - 2.6%
BWX Technologies, Inc.	130,000	4,130,100
The Boeing Co.	137,500	19,881,125
United Technologies Corp.	225,000	21,615,750
		45,626,975
Air Freight & Logistics - 2.1%
FedEx Corp.	70,000	10,429,300
PostNL NV (a)	2,665,600	10,138,943
United Parcel Service, Inc. Class B	175,000	16,840,250
		37,408,493
Airlines - 0.2%
Copa Holdings SA Class A	62,500	3,016,250
Construction & Engineering - 0.7%
Jacobs Engineering Group, Inc. (a)	300,000	12,585,000
Electrical Equipment - 0.8%
AMETEK, Inc.	95,000	5,091,050
Eaton Corp. PLC	187,500	9,757,500
		14,848,550
Industrial Conglomerates - 2.4%
General Electric Co.	1,343,226	41,841,490
Machinery - 0.8%
Cummins, Inc.	52,500	4,620,525
Joy Global, Inc. (b)	100,000	1,261,000
Rational AG	17,000	7,716,501
		13,598,026
Professional Services - 0.5%
Acacia Research Corp.	2,000,000	8,580,000
Acacia Research Corp.	85,000	364,650
		8,944,650
Road & Rail - 1.1%
Celadon Group, Inc.	100,000	989,000
CSX Corp.	175,000	4,541,250
J.B. Hunt Transport Services, Inc.	125,000	9,170,000
Norfolk Southern Corp.	30,000	2,537,700
Swift Transporation Co. (a)	200,000	2,764,000
		20,001,950

TOTAL INDUSTRIALS		197,871,384

INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 3.7%
Cisco Systems, Inc.	1,400,000	38,017,000
Qualcomm Technologies, Inc.	550,000	27,491,750
		65,508,750
Electronic Equipment & Components - 1.0%
Hitachi Ltd.	1,100,000	6,233,013
Littelfuse, Inc.	30,000	3,210,300
TE Connectivity Ltd.	112,500	7,268,625
		16,711,938
Internet Software & Services - 5.2%
Alphabet, Inc. Class C	67,500	51,224,399
Facebook, Inc. Class A (a)	225,000	23,548,500
Rackspace Hosting, Inc. (a)	72,000	1,823,040
Twitter, Inc. (a)	87,500	2,024,750
Yahoo!, Inc. (a)	400,000	13,304,000
		91,924,689
IT Services - 5.4%
First Data Corp.	684,816	9,873,677
IBM Corp.	212,500	29,244,250
MasterCard, Inc. Class A	150,000	14,604,000
Paychex, Inc.	150,000	7,933,500
PayPal Holdings, Inc.(a)	125,000	4,525,000
Visa, Inc. Class A	375,000	29,081,250
		95,261,677
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Corp. Class A	275,000	15,900,500
Software - 0.7%
Microsoft Corp.	150,000	8,322,000
Mobileye NV (a)	100,000	4,228,000
		12,550,000
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	475,000	49,998,500
EMC Corp.	500,000	12,840,000
		62,838,500

TOTAL INFORMATION TECHNOLOGY		360,696,054

MATERIALS - 3.1%
Chemicals - 2.1%
Airgas, Inc.	40,000	5,532,800
LyondellBasell Industries NV Class A	87,500	7,603,750
Monsanto Co.	187,500	18,472,500
Potash Corp. of Saskatchewan, Inc.	300,000	5,138,397
Tronox Ltd. Class A	245,700	960,687
		37,708,134
Containers & Packaging - 0.8%
AEP Industries, Inc. (a)	50,000	3,857,500
WestRock Co.	225,000	10,264,500
		14,122,000
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	400,000	2,708,000

TOTAL MATERIALS		54,538,134

TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	450,000	15,484,500
Verizon Communications, Inc.	750,000	34,665,000
		50,149,500
UTILITIES - 3.1%
Electric Utilities - 3.0%
Entergy Corp.	112,500	7,690,500
Exelon Corp.	800,000	22,216,000
PPL Corp.	225,000	7,679,250
Southern Co.	325,000	15,206,750
		52,792,500
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	150,000	2,010,000

TOTAL UTILITIES		54,802,500

TOTAL COMMON STOCKS
(Cost $1,640,843,220)		1,754,064,152

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc.:
Series C (a)(d)	65,160	74,934
Series D (a)(d)	20,764	25,955
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $878,142)		100,889
	Principal Amount	Value

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $2,000,000)	2,000,000	1,828,240
	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.33% (f)	5,198,823	5,198,823
Fidelity Securities Lending Cash Central Fund, 0.35% (f)(g)	16,552,775	16,552,775
TOTAL MONEY MARKET FUNDS
(Cost $21,751,598)		21,751,598
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $1,665,472,960)		1,777,744,879
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(13,790,252)
NET ASSETS - 100%		$1,763,954,627

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,687,138 or 1.0% of net assets.

 (e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$5,275,000
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
NJOY, Inc. Series C	6/7/13	$526,688
NJOY, Inc. Series D	2/14/14	$351,454
Tory Burch LLC unit	5/14/15	$5,018,845

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,075
Fidelity Securities Lending Cash Central Fund	107,871
Total	$122,946

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$151,110,632	$138,404,994	$--	$12,705,638
Consumer Staples	102,596,950	102,596,950	--	--
Energy	155,708,389	155,708,389	--	--
Financials	381,126,048	376,144,548	--	4,981,500
Health Care	245,565,450	245,565,450	--	--
Industrials	197,871,384	190,154,883	7,716,501	--
Information Technology	360,696,054	344,589,364	16,106,690	--
Materials	54,538,134	54,538,134	--	--
Telecommunication Services	50,149,500	50,149,500	--	--
Utilities	54,802,500	54,802,500	--	--
Corporate Bonds	1,828,240	--	1,828,240	--
Money Market Funds	21,751,598	21,751,598	--	--
Total Investments in Securities:	$1,777,744,879	$1,734,406,310	$25,651,431	$17,687,138

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$29,469,311
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(3,128,105)
Cost of Purchases	4,500
Proceeds of Sales	(8,658,568)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$17,687,138
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2015	$(1,915,905)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 12/31/15	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$17,687,138	Market comparable	EV/EBITDA multiple	8.0 - 9.9 / 8.6	Increase
			Discount rate	15.0%	Decrease
			Discount for lack of marketability	15.0%	Decrease
		Proposed transaction price	Transaction price	$0.13	Increase
			Conversion factor	9.0 - 9.8 / 9.2	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,675,493,706. Net unrealized appreciation aggregated $102,251,173, of which $287,574,057 related to appreciated investment securities and $185,322,884 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 26, 2016